LEASES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets	$ 89,794	$ 101,400	$ 130,381
Leases
Right-of-use assets	89,794	101,400	130,381
Current lease liabilities	20,022	19,064	17,282
Non-current lease liabilities	$ 66,673	$ 76,930	$ 95,993